TAX SITUATION -Schedule of Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current -
Current tax expense (income)	S/ 2,990,623	S/ 2,256,218	S/ 1,964,539
Deferred -
Deferred tax expense	(125,724)	(54,943)	(76,088)
Total	2,864,899	2,201,275	1,888,451
Peru
Current -
Current tax expense (income)	2,661,742	1,966,524	1,669,370
Deferred -
Deferred tax expense	(66,431)	(23,182)	(28,734)
In other countries
Current -
Current tax expense (income)	328,881	289,694	295,169
Deferred -
Deferred tax expense	S/ (59,293)	S/ (31,761)	S/ (47,354)